                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         EATON VANCE MUTUAL FUNDS TRUST
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         EATON VANCE MUTUAL FUNDS TRUST
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV(R) LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC IMAGE]

EATON VANCE COMBINED MONEY MARKET FUNDS

CASH MANAGEMENT FUND

MONEY MARKET FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   For more information about Eaton Vance's privacy policies, call:
   1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MONEY MARKET FUNDS as of June 30, 2004

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

[PHOTO OF ELIZABETH S. KENYON, CFA]

Elizabeth S. Kenyon, CFA
Portfolio Manager

- During the first half of 2004, the U.S. economy has continued its recovery, with higher business and consumer confidence, a stable dollar, low interest rates, broad-based demand, and lean inventories helping to drive growth. The economy grew at an annualized rate of 3.90% during the first quarter of 2004, and it has created an impressive 1.3 million jobs in the first half.

- Although food and energy prices have risen considerably, core inflation appears to be contained. While the latest economic data are upbeat, we believe that the prospect of rising interest rates, ongoing geopolitical uncertainties, reduced stimulus in the form of tax cuts and low interest rates, and larger federal budget deficits will likely have a moderating effect on the economy's recent impressive growth.

- In a much anticipated move, the U.S. Federal Reserve Board increased the Federal Funds Rate, a key short-term interest-rate benchmark, by 25 basis points (0.25%) at its June 30, 2004, meeting. In its statement, the Federal Reserve reiterated its commitment to raise rates at a "measured" pace, but acknowledged that the risk of rising inflation could cause it to be more aggressive in the future.

- Management maintained a relatively short weighted average maturity in the Portfolio to maintain flexibility for the likely occurrence of further interest rate increases. Should rates rise, we will selectively seek opportunities to lengthen the Portfolio's weighted average maturity in order to take advantage of potentially higher yields. We agree with the consensus opinion of economists that the Federal Reserve is likely to continue raising short-term rates in 2004 to contain any potential threats of inflation.

THE CASH MANAGEMENT PORTFOLIO

   About The Portfolio

- At June 30, 2004, Cash Management Portfolio had approximately 45.0% of its assets invested in high-quality commercial paper, a highly liquid investment commonly used for money market funds.+ The Portfolio also invests in high-quality U.S. Government agency securities.

+ An investment in one of the money market funds that invests in the Portfolio is neither insured nor guaranteed by the U.S. Government. Although the Funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a Fund.

[CHART]

60-Day Commercial Paper Rates in 2004*

Graph from January 2004 to June 2004

----------
*  Source Bloomberg L.P.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

EATON VANCE MONEY MARKET FUNDS as of June 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

                                                                    CASH              MONEY
                                                                    MANAGEMENT FUND   MARKET FUND
-----------------------------------------------------------------------------------------------------
ASSETS

Investment in Cash Management Portfolio, at value                   $    97,390,314   $    95,434,113
Receivable for Fund shares sold                                             506,349            64,128
Receivable from the Administrator                                                --           112,284
-----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                        $    97,896,663   $    95,610,525
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                    $     1,325,047   $     1,093,780
Dividends payable                                                             5,315                --
Payable to affiliate for Trustees' fees                                         870               870
Payable to affiliate for distribution and service fees                           --            28,382
Accrued expenses                                                             34,024            44,045
-----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   $     1,365,256   $     1,167,077
-----------------------------------------------------------------------------------------------------
NET ASSETS (REPRESENTED BY PAID-IN-CAPITAL)                         $    96,531,407   $    94,443,448
-----------------------------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING
                                                                         96,531,407        94,443,448
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE (NOTE 6)

(NET ASSETS DIVIDED BY SHARES OF BENEFICIAL INTEREST OUTSTANDING)   $          1.00   $          1.00
-----------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                                                         CASH               MONEY
                                                                         MANAGEMENT FUND    MARKET FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                                        $       501,453    $       470,858
Expenses allocated from Portfolio                                               (276,578)          (259,444)
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                     $       224,875    $       211,414
-----------------------------------------------------------------------------------------------------------

EXPENSES

Trustees fees and expenses                                               $         2,237    $         1,723
Distribution and service fees                                                         --            388,755
Legal and accounting services                                                      8,017              8,591
Printing and postage                                                               2,480              4,695
Custodian fee                                                                      9,086              8,681
Transfer and dividend disbursing agent fees                                       42,409             65,955
Registration fees                                                                 38,207             22,639
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $       102,436    $       501,039
-----------------------------------------------------------------------------------------------------------
Deduct --
   Preliminary Voluntary allocation of expenses to the Administrator                  --            112,284
   Preliminary voluntary reduction of distribution fees                               --            177,341
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                 $            --    $       289,625
-----------------------------------------------------------------------------------------------------------

NET EXPENSES                                                             $       102,436    $       211,414
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $       122,439    $            --
-----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                                                         CASH               MONEY
                                                                         MANAGEMENT FUND    MARKET FUND
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
    Net investment income                                                $       122,439    $            --
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
    From net investment income                                           $      (122,439)   $            --
-----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest at Net Asset Value of
  $1.00 per share --
    Proceeds from sale of shares                                         $    68,955,483    $    54,643,526
    Net asset value of shares issued to shareholders in payment of
    distributions declared                                                        90,334                 --
    Cost of shares redeemed                                                  (73,877,980)       (60,440,799)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                  $    (4,832,163)   $    (5,797,273)
-----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                               $    (4,832,163)   $    (5,797,273)
-----------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                   $   101,363,570    $   100,240,721
-----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                         $    96,531,407    $    94,443,448
-----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                         CASH               MONEY
                                                                         MANAGEMENT FUND    MARKET FUND
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
    Net investment income                                                $       486,714    $            --
    Net realized loss                                                                (20)                (5)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                    $       486,694    $            (5)
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
    From net investment income                                           $      (486,694)   $            --
-----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest at Net Asset Value of
  $1.00 per share --
    Proceeds from sale of shares                                         $   257,636,160    $   134,623,672
    Net asset value of shares issued to shareholders in payment of
    distributions declared                                                       329,687                 --
    Cost of shares redeemed                                                 (268,342,965)      (193,102,183)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                  $   (10,377,118)   $   (58,478,511)
-----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                               $   (10,377,118)   $   (58,478,516)
-----------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                     $   111,740,688    $   158,719,237
-----------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                           $   101,363,570    $   100,240,721
-----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                            CASH MANAGEMENT FUND
                                               ------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004        ---------------------------------------------------------
                                               (UNAUDITED)             2003        2002        2001       2000        1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $   1.000          $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.001          $   0.005   $   0.010   $   0.033   $   0.056   $   0.044
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.001)         $  (0.005)  $  (0.010)  $  (0.033)  $  (0.056)  $  (0.044)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.001)         $  (0.005)  $  (0.010)  $  (0.033)  $  (0.056)  $  (0.044)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $   1.000          $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                       0.12%              0.48%       1.02%       3.46%       5.68%       4.47%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  96,531          $ 101,364   $ 111,741   $ 143,079   $ 143,362   $ 131,233
Ratios (As a percentage of average daily
  net assets):
    Expenses(2)                                       0.80%(3)           0.68%       0.79%       0.79%       0.76%       0.79%
    Expenses after custodian fee reduction(2)         0.80%(3)           0.68%       0.79%       0.79%       0.76%       0.79%
    Net investment income                             0.26%(3)           0.47%       1.02%       3.16%       5.66%       4.43%
-----------------------------------------------------------------------------------------------------------------------------

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(2)  Includes the Fund's share of the Portfolio's allocated expenses.
(3)  Annualized.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                             MONEY MARKET FUND
                                               --------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004          ---------------------------------------------------------
                                               (UNAUDITED)               2003        2002       2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $   1.000            $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $      --            $      --   $   0.002   $   0.024   $   0.047   $   0.034
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $      --            $      --   $  (0.002)  $  (0.024)  $  (0.047)  $  (0.034)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $      --            $      --   $  (0.002)  $  (0.024)  $  (0.047)  $  (0.034)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $   1.000            $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                       0.00%                0.00%       0.19%       2.46%       4.76%       3.50%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)        $  94,443            $ 100,241   $ 158,719   $ 168,555   $ 122,299   $  97,408
Ratios (As a percentage of average daily net
  assets):
    Net expenses(2)                                   1.06%(3)             1.17%       1.61%       1.68%       1.67%       1.71%
    Net expenses after custodian fee
      reduction(2)                                    1.06%(3)             1.17%       1.61%       1.68%       1.67%       1.71%
    Net investment income                             0.00%(3)             0.00%       0.20%       2.25%       4.71%       3.55%
-------------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Fund may
    reflect a voluntary allocation of expenses
    to the Administrator and a voluntary waiver
    of expenses by the Distributor. Had such
    actions not been taken, the ratios and net
    investment income per share would have been
    as follows:
Ratios (As a percentage of average daily net
  assets):
    Expenses(2)                                      1.71%(3)              1.66%       1.61%                   1.68%       1.71%
    Expenses after custodian fee reduction(2)        1.71%(3)              1.66%       1.61%                   1.68%       1.71%
    Net investment income (loss)                    (0.65)%(3)            (0.49)%      0.20%                   4.70%       3.55%
    Net investment income (loss) per share       $  (0.003)           $  (0.005)  $   0.002               $   0.047   $   0.034
-------------------------------------------------------------------------------------------------------------------------------

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total Return is not computed on an annualized basis.
(2)  Includes the Fund's share of the Portfolio's allocated expenses.
(3)  Annualized.

                        See notes to financial statements

EATON VANCE MONEY MARKET FUNDS as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Cash Management Fund (Cash Management Fund) and Eaton Vance Money Market Fund (Money Market Fund) (individually, the Fund, collectively the Funds) are each diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects each Fund's proportionate interest in the net assets of the Portfolio (49.3% for Cash Management Fund, 48.3% for Money Market Fund at June 30, 2004). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each of the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Funds' net investment income consists of each Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net investment income of each Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Pursuant to a voluntary expense reimbursement, EVM was allocated $112,284 of the Money Market Fund's operating expenses for the six months ended June 30, 2004. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2004, EVM earned $3,850 and $4,673 from Cash Management Fund and Money Market Fund, respectively, in sub-transfer agent fees. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Certain officers and Trustees of the Funds and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Money Market Fund (the Fund) has in effect a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% per annum of the Fund's average daily net assets for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the six months ended June 30, 2004, the distribution fee was equivalent to 0.75% (annualized) of the Fund's average daily net assets and amounted to $332,713. Pursuant to a voluntary fee waiver, EVD waived $177,341 of distribution fees for the six months ended June 30, 2004. At June 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for the Fund was approximately $11,019,000.

   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets. The Trustees implemented the Plan by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers in amounts equal to 0.15% per annum of the Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. For the six months ended June 30, 2004, the Fund paid service fees to EVD and investment dealers in the amount of $56,042. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Funds are officers of EVD.

6  CONTINGENT DEFERRED SALES CHARGE

   Each Fund is subject to a contingent deferred sales charge (CDSC) on certain redemptions. Shares of the Cash Management Fund acquired in an exchange for Class A shares of an Eaton Vance fund subject to a CDSC will be subject to the CDSC applicable to the exchanged shares at the time of their purchase, unless such redemption is in connection with another exchange for shares subject to such a charge. Money Market Fund shares (other than those acquired as the result of an exchange from Class C of another Eaton Vance fund) generally are subject to a CDSC on redemptions of shares made within six years of purchase, at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Money Market Fund shares acquired as a result of an exchange from Class C shares of a another Eaton Vance fund are subject a 1% CDSC if redeemed within 12 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC assessed on Money Market Fund shares are paid to

   EVD to reduce the amount of Uncovered Distribution Charges calculated under the Money Market Fund's Distribution Plan. CDSC received from Money Market Fund shares when no Uncovered Distribution Charges exist will be credited to the Money Market Fund. EVD received approximately $0 and $246,000 of CDSC paid by shareholders of Cash Management Fund and Money Market Fund for the six months ended June 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Funds' investment in the Portfolio for the six months ended June 30, 2004 were as follows:

   CASH MANAGEMENT FUND
   Increases                            $     68,593,722
   Decreases                                  73,101,412

   MONEY MARKET FUND
   Increases                            $     54,912,675
   Decreases                                  60,521,224

CASH MANAGEMENT PORTFOLIO as of June 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMERCIAL PAPER -- 45.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
--------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 2.8%

$          2,500   Toyota Motor Credit Co., 1.23%, 8/9/04                         $      2,496,669
           3,000   Toyota Motor Credit Co., 1.29%, 8/20/04                               2,994,625
--------------------------------------------------------------------------------------------------
                                                                                  $      5,491,294
--------------------------------------------------------------------------------------------------

BANKING AND FINANCE -- 12.5%

$          3,900   Barton Capital Corp., 1.17%, 7/19/04(1)                        $      3,897,718
           1,500   CAFCO, LLC, 1.05%, 7/7/04(1)                                          1,499,737
           2,000   CAFCO, LLC, 1.30%, 8/19/04(1)                                         1,996,461
           3,964   CIESCO, LLC, 1.29%, 8/16/04(1)                                        3,957,466
             500   CRC Funding, LLC, 1.07%, 7/6/04(1)                                      499,926
           3,300   CRC Funding, LLC, 1.32%, 8/16/04(1)                                   3,294,434
           2,000   CXC, LLC, 1.14%, 7/23/04(1)                                           1,998,607
           3,500   Old Line Funding Corp., 1.14%, 7/15/04(1)                             3,498,448
           4,000   Receivables Capital Corp., 1.08%, 7/9/04(1)                           3,999,040
--------------------------------------------------------------------------------------------------
                                                                                  $     24,641,837
--------------------------------------------------------------------------------------------------

BUSINESS SERVICES -- 1.9%

$          3,838   Pitney Bowes, Inc., 1.06%, 7/8/04(1)                           $      3,837,209
--------------------------------------------------------------------------------------------------
                                                                                  $      3,837,209
--------------------------------------------------------------------------------------------------

CHEMICALS -- 1.8%

$          3,500   E.I. du-Pont de Nemours & Co., 1.03%, 7/7/04(1)                $      3,499,399
--------------------------------------------------------------------------------------------------
                                                                                  $      3,499,399
--------------------------------------------------------------------------------------------------

CREDIT UNIONS -- 1.8%

$          3,500   Mid-States Corp. Federal Credit Union, 1.25%, 7/23/04          $      3,497,326
--------------------------------------------------------------------------------------------------
                                                                                  $      3,497,326
--------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.0%

$          2,000   National Rural Utilities Coop.
                   Finance Co., 1.23%, 7/26/04                                    $      1,998,292
--------------------------------------------------------------------------------------------------
                                                                                  $      1,998,292
--------------------------------------------------------------------------------------------------

ELECTRICAL AND ELECTRONIC EQUIPMENT -- 4.0%

$          2,000   General Electric Capital Corp., 1.08%, 7/12/04                 $      1,999,340
           6,000   General Electric Capital Corp., 1.33%, 8/23/04                        5,988,252
--------------------------------------------------------------------------------------------------
                                                                                  $      7,987,592
--------------------------------------------------------------------------------------------------

FOOD AND BEVERAGES -- 4.0%

$          4,900   Alcon Capital Corp., 1.04%, 7/9/04(1)                          $      4,898,868
           3,000   Coca Cola Co., 1.03%, 7/6/04                                          2,999,571
--------------------------------------------------------------------------------------------------
                                                                                  $      7,898,439
--------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 4.3%

$          4,400   Procter & Gamble Co., 1.05%, 7/6/04(1)                         $      4,399,358
           4,000   Unilever Capital Corp., 1.03%, 7/7/04(1)                              3,999,313
--------------------------------------------------------------------------------------------------
                                                                                  $      8,398,671
--------------------------------------------------------------------------------------------------

INSURANCE -- 8.4%

$          3,500   AIG Funding, Inc., 1.03%, 7/9/04                               $      3,499,199
           3,000   AIG Funding, Inc., 1.06%, 7/12/04                                     2,999,027
           3,207   Marsh and McLennan Cos., Inc., 1.05%, 7/8/04(1)                       3,206,345
           3,000   New York Life Corp., 1.10%, 7/12/04(1)                                2,998,992
           3,900   Prudential Funding, LLC, 1.03%, 7/1/04                                3,900,000
--------------------------------------------------------------------------------------------------
                                                                                  $     16,603,563
--------------------------------------------------------------------------------------------------

PHARMACEUTICAL -- 2.5%

$          5,000   Pfizer, Inc., 1.04%, 7/8/04(1)                                 $      4,998,989
--------------------------------------------------------------------------------------------------
                                                                                  $      4,998,989
--------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (IDENTIFIED COST $88,852,611)                                                  $     88,852,611
--------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 52.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
--------------------------------------------------------------------------------------------------
$          3,000   FHLB Discount Notes, 1.08%, 7/16/04                            $      2,998,650
           4,608   FHLB Discount Notes, 1.25%, 8/18/04                                   4,600,320
           3,733   FHLB Discount Notes, 1.26%, 8/20/04                                   3,726,467
           2,015   FHLMC Discount Notes, 1.03%, 7/6/04                                   2,014,712
           3,083   FHLMC Discount Notes, 1.03%, 7/13/04                                  3,081,942
           2,700   FHLMC Discount Notes, 1.16%, 7/15/04                                  2,698,782
           4,000   FHLMC Discount Notes, 1.06%, 7/19/04                                  3,997,880
           2,375   FHLMC Discount Notes, 1.04%, 7/27/04                                  2,373,216
           5,928   FHLMC Discount Notes, 1.25%, 8/17/04                                  5,918,326
           2,570   FHLMC Discount Notes, 1.36%, 8/23/04                                  2,564,854
           1,235   FHLMC Discount Notes, 1.64%, 11/4/04                                  1,227,911
           4,940   FNMA Discount Notes, 1.02%, 7/1/04                                    4,940,000
           1,392   FNMA Discount Notes, 1.03%, 7/1/04                                    1,392,000
           4,013   FNMA Discount Notes, 1.03%, 7/1/04                                    4,013,000
           5,000   FNMA Discount Notes, 1.03%, 7/7/04                                    4,999,142
           3,971   FNMA Discount Notes, 1.06%, 7/13/04                                   3,969,597

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
--------------------------------------------------------------------------------------------------
$          4,885   FNMA Discount Notes, 1.03%, 7/14/04                            $      4,883,183
           1,800   FNMA Discount Notes, 1.04%, 7/14/04                                   1,799,324
          10,838   FNMA Discount Notes, 1.05%, 7/21/04                                  10,831,678
           3,500   FNMA Discount Notes, 1.12%, 7/21/04                                   3,497,822
           3,000   FNMA Discount Notes, 1.05%, 7/23/04                                   2,998,075
           2,000   FNMA Discount Notes, 1.02%, 7/28/04                                   1,998,470
          10,000   FNMA Discount Notes, 1.05%, 7/28/04                                   9,992,125
           4,045   FNMA Discount Notes, 1.08%, 7/28/04                                   4,041,724
           2,545   FNMA Discount Notes, 1.42%, 9/15/04                                   2,537,371
           7,000   FNMA Discount Notes, 1.515%, 10/13/04                                 6,969,363
--------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (IDENTIFIED COST, $104,065,934)                                                $    104,065,934
--------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
--------------------------------------------------------------------------------------------------
$          4,724   Investors Bank & Trust Company
                   Time Deposit, 1.44%, 7/1/04                                    $      4,724,000
--------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $4,724,000)                                                $      4,724,000
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
   (IDENTIFIED COST $197,642,545)                                                 $    197,642,545(2)
--------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.0)%                                          $        (33,880)
--------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    197,608,665
--------------------------------------------------------------------------------------------------

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

Securities issued by Fannie Mae, Freddie Mac or Federal Home Loan Bank are not issued or guaranteed by the U.S. Government.

(1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)  Cost for federal income taxes is the same.

                        See notes to financial statements

CASH MANAGEMENT PORTFOLIO as of June 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at amortized cost                                   $   197,642,545
Cash                                                                         952
Interest receivable                                                          189
--------------------------------------------------------------------------------
TOTAL ASSETS                                                     $   197,643,686
--------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                          $         3,940
Accrued expenses                                                          31,081
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $        35,021
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO        $   197,608,665
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals          $   197,608,665
--------------------------------------------------------------------------------
TOTAL                                                            $   197,608,665
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS
ENDED JUNE 30, 2004

INVESTMENT INCOME

Interest                                                         $       999,685
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          $       999,685
--------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                           $       475,230
Trustees' fees and expenses                                                7,812
Custodian fee                                                             48,061
Legal and accounting services                                             19,269
Miscellaneous                                                                764
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                   $       551,136
--------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                    $            19
--------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                         $            19
--------------------------------------------------------------------------------

NET EXPENSES                                                     $       551,117
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                            $       448,568
--------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                              SIX MONTHS ENDED
                                              JUNE 30, 2004        YEAR ENDED
                                              (UNAUDITED)          DECEMBER 31, 2003
------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                      $         448,568    $       1,444,723
   Net realized loss                                         --                  (25)
------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS    $         448,568    $       1,444,698
------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $     127,355,152    $     398,042,406
   Withdrawals                                     (138,417,448)        (473,712,143)
------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                       $     (11,062,296)   $     (75,669,737)
------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $     (10,613,728)   $     (74,225,039)
------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                        $     208,222,393    $     282,447,432
------------------------------------------------------------------------------------
AT END OF PERIOD                              $     197,608,665    $     208,222,393
------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                       SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 2004           -------------------------------------------
                                                       (UNAUDITED)              2003     2002     2001     2000     1999
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                        0.58%(1)      0.57%    0.58%    0.57%    0.58%     0.60%
   Expenses after custodian fee reduction                          0.58%(1)      0.57%    0.58%    0.57%    0.58%     0.60%
   Net investment income                                           0.47%(1)      0.59%    1.22%    3.33%    5.77%     4.60%
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                                      0.24%         0.60%    1.22%    3.70%      --        --
--------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.
* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

CASH MANAGEMENT PORTFOLIO as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on May 1, 1992. The Portfolio's investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2004, the Eaton Vance Cash Management Fund, the Eaton Vance Money Market Fund and the Eaton Vance Medallion Money Market Fund held interests of approximately 49.3%, 48.3% and 1.2%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A SECURITY VALUATION -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $475,230 for the six months ended June 30, 2004. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

4  INVESTMENTS

   Purchases and sales (including maturities) of investments during the six months ended June 30, 2004, exclusive of U.S. Government securities, aggregated $1,237,668,995 and $1,230,434,000, respectively. Purchases and sales (including maturities) of U.S. Government securities aggregated $220,109,730 and $238,913,000, respectively.

EATON VANCE MONEY MARKET FUNDS

INVESTMENT MANAGEMENT

EATON VANCE MUTUAL FUNDS TRUST

          OFFICERS

          Thomas E. Faust Jr.
          President

          William H. Ahern, Jr.
          Vice President

          Thomas J. Fetter
          Vice President

          Michael R. Mach
          Vice President

          Robert B. MacIntosh
          Vice President

          Duncan W. Richardson
          Vice President

          Walter A. Row, III
          Vice President

          Judith A. Saryan
          Vice President

          Susan Schiff
          Vice President

          James L. O'Connor
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES

          James B. Hawkes

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

CASH MANAGEMENT PORTFOLIO

          OFFICERS

          Elizabeth S. Kenyon
          President

          Thomas H. Luster
          Vice President

          Kristin S. Anagnost
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES

          James B. Hawkes

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                          PORTFOLIO INVESTMENT ADVISER
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                               FUND ADMINISTRATOR
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                         EATON VANCE MUTUAL FUNDS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

131-8/04                                                                   MMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust (On behalf of Eaton Vance Cash Management Fund)
------------------------------------------------------------------------------

By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 11, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 11, 2004
       ---------------


By:    /S/ Thomas E. Faust
       -------------------
       Thomas E. Faust Jr.
       President


Date:  August 11, 2004
       ---------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust ( On behalf of Eaton Vance Money Market Fund)
----------------------------------------------------------------------------

By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 11, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 11, 2004
       ---------------


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 11, 2004
       ---------------